CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 5,918	$ 8,547
Goodwill and intangible assets	35,981	33,860
Deferred tax assets	4,101	4,185
Derivative financial instruments	0	150
Other assets	207	355
Total non-current assets	46,207	47,097
Current assets
Inventories	29,123	30,219
Trade and other receivables	16,116	22,668
Income tax receivable	1,539	3,086
Cash and cash equivalents	25,910	27,327
Total current assets	72,688	83,300
TOTAL ASSETS	118,895	130,397
Equity attributable to the equity holders of the parent
Share capital	1,213	1,213
Share premium	16,187	16,187
Treasury shares	(24,922)	(24,922)
Accumulated surplus	12,559	10,573
Translation reserve	(5,379)	(5,293)
Other reserves	23	23
Total deficit	(319)	(2,219)
Current liabilities
Income tax payable	22	154
Trade and other payables	15,127	24,335
Provisions	50	416
Exchangeable notes and other borrowings	83,312	0
Lease liabilities	1,980	2,153
Total current liabilities	100,491	27,058
Non-current liabilities
Exchangeable notes and other borrowings	0	82,695
Derivative financial instruments	0	1,370
Lease liabilities	13,865	16,588
Deferred tax liabilities	4,858	4,905
Total non-current liabilities	18,723	105,558
TOTAL LIABILITIES	119,214	132,616
TOTAL EQUITY AND LIABILITIES	$ 118,895	$ 130,397